Exploration Expense	6 Months Ended
Jun. 30, 2013
Exploration Expense

18. EXPLORATION EXPENSE

For the three and six months ended June 30, 2013 we incurred approximately $2.2 million and $4.3 million in exploration expenses, respectively, as compared to $1.2 million and $2.3 million in exploration expenses for the same periods ended June 30, 2012, respectively. Approximately $3.8 million of the expense incurred in 2013 was due to geological and geophysical type expenditures and delay rental payments. An additional $0.5 million was related to one exploratory well in Posey County, Indiana determined to be a dry hole. Approximately $0.8 million of the expense incurred in 2012 was due to geological and geophysical type expenditures and delay rental payments primarily associated with leases in the Appalachian Basin. An additional $0.3 million was related to the plugging of two exploratory Marcellus Shale wells that were spud during 2011 in Butler County, Pennsylvania. Minimal drilling was completed on these wells before a strategic decision was made to abandon the well sites and defer capital to other leases in the development plan and hold the acreage by production.